Preferred Stock: (Details Textual) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Oct. 31, 2013	Feb. 28, 2013
Class of Stock [Line Items]
Payment To Private Placement Agent Description		The Company agreed to pay the placement agent in the offering a cash commission of 10% of the gross funds raised from non-Company related investors in the private placement offering (“PPO”).
Warrants issued to placement agent description		(a) for the first $12,000,000 of gross PPO proceeds, (i) warrants exercisable for a period of ten (10) years to purchase a number of shares of common stock equal to 7.5% of the number of shares of Series A Preferred Stock sold to investors introduced by it, with a per share exercise price of $0.01, and (ii) warrants exercisable for a period of ten (10) years to purchase a number of shares of Series A Preferred Stock equal to 2.5% of the number of shares of Series A Preferred Stock sold to investors introduced by it, with a per share exercise price of $1.00; and (b) on gross PPO proceeds in excess of $12,000,000, warrants exercisable for a period of ten (10) years to purchase a number of shares of Series A Preferred Stock equal to 10% of the number of shares of Series A Preferred Stock sold to investors introduced by it, with an exercise price of $1.00 per share (collectively, the “Agent Warrants”). As a result of the foregoing aggregate placements, the placement agent was issued Agent Warrants to purchase 900,000 shares of the Company’s common stock and 1,325,000 shares of the Company’s Series A Preferred Stock.
Conversion of Stock, Shares Converted	4,607,106	1,637,000
Convertible Preferred Stock, Shares Issued upon Conversion	4,607,106	1,637,000
Private Placement [Member] | NBI [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued			23,000,000
Preferred Stock, Par or Stated Value Per Share		$ 1.00		$ 1.00
Preferred Stock, Value, Issued			$ 23,000,000
Payment To Placement Agents		$ 2,225,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Dividend Rate, Per-Dollar-Amount		$ 0.08
Sale of Stock, Price Per Share		$ 5.00
Conversion of Stock, Amount Issued		$ 30,000,000
Preferred Stock, Liquidation Preference Per Share		$ 1.00
Conversion of Stock, Shares Converted		1,637,000
Convertible Preferred Stock, Shares Issued upon Conversion		1,637,000